CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	R$ 26,630.2	R$ 30,055.7
Goodwill	38,003.6	40,594.0
Intangible	10,041.7	9,222.2
Investments in joint ventures	289.1	331.9
Investment securities	242.2	219.1
Deferred tax assets	7,969.6	6,438.8
Employee benefits	57.3	56.6
Derivative financial instruments	1.7	1.5
Recoverable taxes	11,325.1	11,316.3
Other assets	1,520.7	1,905.2
Non-current assets	96,081.2	100,141.3
Investment securities	277.2	454.5
Inventories	9,619.0	12,923.0
Trade receivables	5,741.5	5,349.1
Derivative financial instruments	378.0	272.3
Recoverable taxes	3,435.7	2,853.5
Other assets	1,052.7	1,037.9
Cash and cash equivalents	16,059.0	14,926.4
Current assets	36,563.1	37,816.7
Total assets	132,644.3	137,958.0
Equity
Issued capital	58,177.9	58,130.5
Reserves	98,669.4	92,246.6
Carrying value adjustments	(77,878.0)	(68,421.5)
Equity attributable to the equity holders of Ambev	78,969.3	81,955.6
Non-controlling interests	1,174.5	1,372.2
Total Equity	80,143.8	83,327.8
Interest-bearing loans and borrowings	2,203.0	2,788.1
Employee benefits	2,011.8	2,161.1
Derivative financial instruments	11.7
Deferred tax assets	3,318.4	3,725.7
Income tax and social contribution payable	1,487.1	1,598.7
Taxes and contributions payable	513.3	671.0
Trade payables	307.3	509.4
Provisions	559.6	739.0
Put option granted on subsidiaries and other liabilities	1,083.2	1,896.8
Non-current liabilities	11,495.4	14,089.8
Bank overdrafts		74.3
Interest-bearing loans and borrowings	1,298.1	982.6
Wages and salaries	2,128.7	2,335.8
Dividends and interest on shareholders’ equity payable	1,526.2	1,464.8
Derivative financial instruments	751.4	729.4
Income tax and social contribution payable	1,340.5	1,118.6
Taxes and contributions payable	6,236.6	5,812.9
Trade payables	23,195.1	24,328.5
Provisions	418.4	180.7
Put option granted on subsidiaries and other liabilities	4,110.1	3,512.8
Current liabilities	41,005.1	40,540.4
Total liabilities	52,500.5	54,630.2
Total equity and liabilities	R$ 132,644.3	R$ 137,958.0